Exhibit 99.1

Popular ABS Mortgage Pass-Through Certificates 2006-A

June 26, 2006

Table of Contents

Distribution Report	2
Factor Report	2
Delinquency by Group	6
Foreclosure Group Report	7
REO Group Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-4482
Email: nayades.x.ortega@jpmorgan.com

Popular ABS Mortgage Pass-Through Certificates 2006-A

June 26, 2006

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE	BEGINNING	PRINCIPAL	INTEREST	TOTAL		REALIZED	DEFERRED	ENDING
	VALUE	PRINCIPAL					LOSSES	INTEREST	PRINCIPAL
		BALANCE							BALANCE
A1	147,341,000.00	132,736,232.02	5,720,772.12	610,144.21	6,330,916.33		0.00	0.00	127,015,459.90
A2	9,067,000.00	9,067,000.00	0.00	42,161.55	42,161.55		0.00	0.00	9,067,000.00
A3	45,954,000.00	45,954,000.00	0.00	215,728.50	215,728.50		0.00	0.00	45,954,000.00
A4	50,749,000.00	50,749,000.00	0.00	243,651.59	243,651.59		0.00	0.00	50,749,000.00
M1	23,430,000.00	23,430,000.00	0.00	113,947.90	113,947.90		0.00	0.00	23,430,000.00
M2	17,655,000.00	17,655,000.00	0.00	88,843.88	88,843.88		0.00	0.00	17,655,000.00
M3	4,785,000.00	4,785,000.00	0.00	24,547.05	24,547.05		0.00	0.00	4,785,000.00
M4	4,620,000.00	4,620,000.00	0.00	25,589.67	25,589.67		0.00	0.00	4,620,000.00
M5	4,290,000.00	4,290,000.00	0.00	24,715.17	24,715.17		0.00	0.00	4,290,000.00
M6	3,300,000.00	3,300,000.00	0.00	21,505.00	21,505.00		0.00	0.00	3,300,000.00
B1	2,310,000.00	2,310,000.00	0.00	15,053.50	15,053.50		0.00	0.00	2,310,000.00
B2	3,630,000.00	3,630,000.00	0.00	23,655.50	23,655.50		0.00	0.00	3,630,000.00
B3	8,911,000.00	6,224,950.47	416,239.15	40,565.93	456,805.08		0.00	0.00	5,808,711.32
R	0.00	0.00	0.00	0.00		0.00	0.00	0.00	0.00
TOTALS	326,042,000.00	308,751,182.49	6,137,011.27	1,490,109.45	7,627,120.72		0.00	0.00	302,614,171.22
X	330,002,299.03	315,397,531.05	0.00	119,015.23	119,015.23		0.00	0.00	309,676,758.93

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT
		PRINCIPAL					PASS-
							THRU
							RATE
A1	73316PJS0	900.87777346	38.82674965	4.14103481	42.96778446	862.05102382	5.171250%
A2	73316PJT8	1,000.00000000	0.00000000	4.65000000	4.65000000	1,000.00000000	5.231250%
A3	73316PJU5	1,000.00000000	0.00000000	4.69444444	4.69444444	1,000.00000000	5.281250%
A4	73316PJV3	1,000.00000000	0.00000000	4.80111116	4.80111116	1,000.00000000	5.401250%
M1	73316PJW1	1,000.00000000	0.00000000	4.86333333	4.86333333	1,000.00000000	5.471250%
M2	73316PJX9	1,000.00000000	0.00000000	5.03222203	5.03222203	1,000.00000000	5.661250%
M3	73316PJY7	1,000.00000000	0.00000000	5.13000000	5.13000000	1,000.00000000	5.771250%
M4	73316PJZ4	1,000.00000000	0.00000000	5.53888961	5.53888961	1,000.00000000	6.231250%
M5	73316PKA7	1,000.00000000	0.00000000	5.76111189	5.76111189	1,000.00000000	6.481250%
M6	73316PKB5	1,000.00000000	0.00000000	6.51666667	6.51666667	1,000.00000000	7.331250%
B1	73316PKC3	1,000.00000000	0.00000000	6.51666667	6.51666667	1,000.00000000	7.331250%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT
		PRINCIPAL					PASS-
							THRU
							RATE
B2	73316PKD1	1,000.00000000	0.00000000	6.51666667	6.51666667	1,000.00000000	7.331250%
B3	73316PKE9	698.56923690	46.71071148	4.55234317	51.26305465	651.85852542	7.331250%
TOTALS		946.96751489	18.82276293	4.57029907	23.39306200	928.14475196
X	N/A	955.74343566	0.00000000	0.36064970	0.36064970	938.40788334	0.452820%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

Sec. 4.03(a)(i)	Dates

		Record Date	06/23/06
		Determination Date	05/21/06
		Distribution Date	06/26/06

Sec. 4.03(a)(ii)	Funds	Allocable to Certificate Principal

		Scheduled Principal	211,190.47
		Curtailments	31,733.11
		Prepayments	5,477,848.54
		Repurchases	0.00
		Liquidation Proceeds	0.00

		Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest	Distribution Amounts

		Interest Distribution - A-1	610,144.21
		Unpaid Interest - A-1	0.00
		Remaining Unpaid Interest - A-1	0.00

		Interest Distribution - A-2	42,161.55
		Unpaid Interest - A-2	0.00
		Remaining Unpaid Interest - A-2	0.00

		Interest Distribution - A-3	215,728.50
		Unpaid Interest - A-3	0.00
		Remaining Unpaid Interest - A-3	0.00

		Interest Distribution - A-4	243,651.59
		Unpaid Interest - A-4	0.00
		Remaining Unpaid Interest - A-4	0.00

		Interest Distribution - M-1	113,947.90
		Unpaid Interest - M-1	0.00
		Remaining Unpaid Interest - M-1	0.00

		Interest Distribution - M-2	88,843.88
		Unpaid Interest - M-2	0.00
		Remaining Unpaid Interest - M-2	0.00

		Interest Distribution - M-3	24,547.05
		Unpaid Interest - M-3	0.00
		Remaining Unpaid Interest - M-3	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

		Interest Distribution - M-4	25,589.67
		Unpaid Interest - M-4	0.00
		Remaining Unpaid Interest - M-4	0.00

		Interest Distribution - M-5	24,715.17
		Unpaid Interest - M-5	0.00
		Remaining Unpaid Interest - M-5	0.00

		Interest Distribution - M-6	21,505.00
		Unpaid Interest - M-6	0.00
		Remaining Unpaid Interest - M-6	0.00

		Interest Distribution - B-1	15,053.50
		Unpaid Interest - B-1	0.00
		Remaining Unpaid Interest - B-1	0.00

		Interest Distribution - B-2	23,655.50
		Unpaid Interest - B-2	0.00
		Remaining Unpaid Interest - B-2	0.00

		Interest Distribution - B-3	40,565.93
		Unpaid Interest - B-3	0.00
		Remaining Unpaid Interest - B-3	0.00

Interest Reductions
		Net Prepayment Interest Shortfalls	0.00
		Relief Act Reductions	0.00

		Class A-1 Interest Reduction	0.00
		Class A-2 Interest Reduction	0.00
		Class A-3 Interest Reduction	0.00
		Class A-4 Interest Reduction	0.00
		Class M-1 Interest Reduction	0.00
		Class M-2 Interest Reduction	0.00
		Class M-3 Interest Reduction	0.00
		Class M-4 Interest Reduction	0.00
		Class M-5 Interest Reduction	0.00
		Class M-6 Interest Reduction	0.00
		Class B-1 Interest Reduction	0.00
		Class B-2 Interest Reduction	0.00
		Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

		Class A-1 Available Funds Shortfall	0.00
		Class A-2 Available Funds Shortfall	0.00
		Class A-3 Available Funds Shortfall	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

		Interest Distribution - M-4	25,589.67
		Unpaid Interest - M-4	0.00
		Remaining Unpaid Interest - M-4	0.00

		Interest Distribution - M-5	24,715.17
		Unpaid Interest - M-5	0.00
		Remaining Unpaid Interest - M-5	0.00

		Interest Distribution - M-6	21,505.00
		Unpaid Interest - M-6	0.00
		Remaining Unpaid Interest - M-6	0.00

		Interest Distribution - B-1	15,053.50
		Unpaid Interest - B-1	0.00
		Remaining Unpaid Interest - B-1	0.00

		Interest Distribution - B-2	23,655.50
		Unpaid Interest - B-2	0.00
		Remaining Unpaid Interest - B-2	0.00

		Interest Distribution - B-3	40,565.93
		Unpaid Interest - B-3	0.00
		Remaining Unpaid Interest - B-3	0.00

Interest Reductions
		Net Prepayment Interest Shortfalls	0.00
		Relief Act Reductions	0.00

		Class A-1 Interest Reduction	0.00
		Class A-2 Interest Reduction	0.00
		Class A-3 Interest Reduction	0.00
		Class A-4 Interest Reduction	0.00
		Class M-1 Interest Reduction	0.00
		Class M-2 Interest Reduction	0.00
		Class M-3 Interest Reduction	0.00
		Class M-4 Interest Reduction	0.00
		Class M-5 Interest Reduction	0.00
		Class M-6 Interest Reduction	0.00
		Class B-1 Interest Reduction	0.00
		Class B-2 Interest Reduction	0.00
		Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

		Class A-1 Available Funds Shortfall	0.00
		Class A-2 Available Funds Shortfall	0.00
		Class A-3 Available Funds Shortfall	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

	Class A-4 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	315,397,531.05
	Ending Pool Balance	309,676,758.93
	Beginning Loan Count	2,059.00
	Ending Loan Count	2,024.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	131,415.64

Sec. 4.03(a)(ix)	Delinquency Advances

	Group I Delinquency Advances Included in Current Distribution	71,381.56
	Group I Recouped Advances Included in Current Distribution	0.00
	Group I Recouped Advances From Liquidations	0.00
	Group I Aggregate Amount of Advances Outstanding	2,289,091.46

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	5,256.63
Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group
Group 1

Period	Number	Principal	Percentage
		Balance
0-30 days	173	25,362,897.07	8.19%
31-60 days	25	3,525,104.40	1.14%
61-90 days	7	674,267.51	0.22%
91+days	6	827,394.53	0.27%
Total	211	30,389,663.51	9.81%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

Sec. 4.03 (a)(xi) B          Loans in Foreclosure

Foreclosure Group Report
Group	Number of	Principal	Percentage
Number	Loans	Balance

1	11	1,508,865.77	0.49%

Sec. 4.03(a)(xii),(xiii)          Loans in REO
REO Group Report
Group	Number of	Principal	Percentage
Number	Loans	Balance

1	0	0.00	0.00%

Market Value of Group I REO Loans	0.00

Sec. 4.03(a)(xiv)    Aggregate Stated Principal Balance of the Three Largest Loans

Group I Three Largest Loans	2,454,157.58

Sec. 4.03(a)(xv)    Net WAC Cap Carryover

Class A-1 Net WAC Cap Carryover Amounts Due	0.00
Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class A-2 Net WAC Cap Carryover Amounts Due	0.00
Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class A-3 Net WAC Cap Carryover Amounts Due	0.00
Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class A-4 Net WAC Cap Carryover Amounts Due	0.00
Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
Class A-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class M-1 Net WAC Cap Carryover Amounts Due	0.00
Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class M-2 Net WAC Cap Carryover Amounts Due	0.00
Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class M-3 Net WAC Cap Carryover Amounts Due	0.00
Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

Class M-4 Net WAC Cap Carryover Amounts Due	0.00
Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class M-5 Net WAC Cap Carryover Amounts Due	0.00
Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class M-6 Net WAC Cap Carryover Amounts Due	1,639.28
Class M-6 Net WAC Cap Carryover Amounts Paid	1,639.28
Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class B-1 Net WAC Cap Carryover Amounts Due	1,147.50
Class B-1 Net WAC Cap Carryover Amounts Paid	1,147.50
Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class B-2 Net WAC Cap Carryover Amounts Due	1,803.21
Class B-2 Net WAC Cap Carryover Amounts Paid	1,803.21
Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class B-3 Net WAC Cap Carryover Amounts Due	3,092.26
Class B-3 Net WAC Cap Carryover Amounts Paid	3,092.26
Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi) Aggregate Principal Balance of Balloon Loans with Original Terms <= 36 Months and 60+ Contractually Past Due

Aggregate Principal Balance of Balloon Loans	0.00

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

		Current Period Realized Losses	0.00
		Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds
		Beginning Balance of Cap Reserve Fund	0.00
		Funds Deposited to Cap Reserve Fund	126,658.95
		Funds Withdrawn From Cap Reserve Fund For Distribution	126,658.95
		Ending Balance of Cap Reserve Fund	0.00

		Beginning Balance of Corridor Reserve Fund	0.00
		Funds Withdrawn From Corridor Reserve Fund For Distribution	0.00
		Funds Deposited to Corridor Reserve Fund	0.00
		Ending Balance of Corridor Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

		Number of Loans Repurchased	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Certificates 2006-A
June 26, 2006

Sec. 4.03 (a)(xx)    Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

Weighted Average Mortgage Rate	7.74%

Sec. 4.03 (a)(xxi)    Weighted Average Remaining Term of Outstanding Loans

Weighted Average Remaining Term	353.00

Sec.4.03 (a)(xxii),(xxiii),(xxv)Overcollateralization Amounts

Overcollateralization Amount	7,062,587.71
Overcollateralization Target Amount	7,062,316.27
Overcollateralization Release Amount	0.00
Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events
		Has a Trigger Event Occurred and is continuing?	NO
		Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans

60+ Day Delinquent Loans as a percentage of the current Pool Balance	0.97%
Six month rolling average of 60+ Day Delinquent Loans	0.00%

Sec. 4.03 (a)(xxviii)	Amount of Funds Collected by Trustee under the Cap Agreement	126,658.95
	Amount of Funds Collected by Trustee under the Corridor Agreement	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

Amount of Recoveries collected during Current Period	0.00
Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	24.83%
	Senior Specified Enhancement Percentage	46.60%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.